Property and Equipment (Details) (USD $)	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Cryogenic shippers		$ 1,037,286	$ 962,565
Furniture and fixtures		30,746	30,746
Machinery and equipment		386,731	380,526
Leasehold improvements		30,913	30,913
Property and Equipment, gross		1,485,676	1,404,750
Less accumulated depreciation and amortization		(1,076,784)	(899,265)
Property and Equipment, net	$ 364,728	$ 408,892	$ 505,485